Off-Balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 263,244,959	$ 170,747,872
Values to be Credited	244,610,277	161,700,972
Values for Collection	$ 1,463,581,534	$ 1,142,081,953